Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-Versus-Performance Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid (or “CAP”) to our Named Executive Officers ("NEOs”) and required financial performance measures. For a more complete explanation of “pay for performance” philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”

Pay-Versus-Performance Table

					Value of Initial Fixed $100 Investment Based On: (5)
Fiscal Year	Summary Compensation Table Total for PEO Alan H. Auerbach (1)	Compensation Actually Paid to PEO Alan H. Auerbach (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	PBYI Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income ($)	Company-Selected Measure (Product Revenue, net) (7)
2025	$3,062,337	$4,428,395	$1,259,594	$1,404,367	$58	$125	$31,111,000	$204,074,000
2024	$3,969,931	$2,549,176	$1,297,384	$846,583	$30	$93	$30,278,000	$195,186,000
2023	$2,944,748	$2,802,956	$1,216,273	$1,176,749	$42	$94	$21,591,000	$203,107,000
2022	$2,532,761	$3,249,847	$982,214	$1,174,336	$41	$90	$2,000	$200,023,000
2021	$18,453,610	$14,666,241	$1,478,175	$462,002	$30	$100	($29,126,000)	$189,064,000

(1)	The dollar amounts represent the amount of total compensation reported for Alan H. Auerbach (our “PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Executive Compensation Tables – 2025 Summary Compensation Table.”
(2)	The dollar amounts reported represent the amount of CAP of Alan H. Auerbach, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Alan H. Auerbach during the applicable fiscal year. No adjustment is made for dividends (if any were paid) as dividends are factored into the fair value of the award. In accordance with the requirements of Item 402(v) of Regulation S-K, the below adjustments were made to Alan H. Auerbach’s Summary Compensation Table Total Compensation for the 2025 fiscal year to determine the CAP for him for 2025.

PEO Total Compensation Amount	$ 3,062,337	$ 3,969,931	$ 2,944,748	$ 2,532,761	$ 18,453,610
PEO Actually Paid Compensation Amount	$ 4,428,395	2,549,176	2,802,956	3,249,847	14,666,241
Adjustment To PEO Compensation, Footnote
Fiscal Year	Executives	SCT(a)	Grant Date Value of New Awards(b)	Year End Value of New Awards(c)	Change in Value of Unvested Awards Granted in Prior Fiscal Years(d)	Change in Value of Vested Awards Granted in Prior Fiscal Years(e)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year(f)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions(g)	CAP(h)
2025	PEO: Alan H. Auerbach	$3,062,337	($1,087,062)	$1,830,211	$237,656	$32,917	$352,335	$0	$4,428,395
	non-PEO NEOs	$1,259,594	($287,500)	$347,659	$38,394	$5,320	$64,863	($23,963)	$1,404,367

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(c)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;
(d)

The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(e)	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(f)	For awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year; and
(g)	For awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(h)	The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 1,259,594	1,297,384	1,216,273	982,214	1,478,175
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,404,367	846,583	1,176,749	1,174,336	462,002
Adjustment to Non-PEO NEO Compensation Footnote
Fiscal Year	Executives	SCT(a)	Grant Date Value of New Awards(b)	Year End Value of New Awards(c)	Change in Value of Unvested Awards Granted in Prior Fiscal Years(d)	Change in Value of Vested Awards Granted in Prior Fiscal Years(e)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year(f)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions(g)	CAP(h)
2025	PEO: Alan H. Auerbach	$3,062,337	($1,087,062)	$1,830,211	$237,656	$32,917	$352,335	$0	$4,428,395
	non-PEO NEOs	$1,259,594	($287,500)	$347,659	$38,394	$5,320	$64,863	($23,963)	$1,404,367

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
(c)	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;
(d)

The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(e)	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(f)	For awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year; and
(g)	For awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(h)	The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return

Analysis of Information Presented in Pay-Versus-Performance Table

As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance Table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Alan H. Auerbach and our other Named Executive Officers, we do not specifically align our performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.

CAP Compared to Company and Peer Group TSR

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach) and (ii) our TSR and the TSR of our peer group, the NASDAQ Biotechnology Index, over the periods presented in the Pay-Versus-Performance Table.

Compensation Actually Paid vs. Net Income

CAP Compared to Net Income

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach) and (ii) our Net Income over the periods presented in the Pay-Versus-Performance Table.

Compensation Actually Paid vs. Company Selected Measure

CAP Compared to Product Revenue, net

The following graph sets forth the relationship between (i) the CAP for Alan H. Auerbach and the average CAP for our other NEOs as a group (except Alan H. Auerbach) and (ii) Product Revenue, net over the periods presented in the Pay-Versus-Performance Table.

Tabular List, Table

Tabular List of Financial Performance Measures

The most important financial and non-financial performance measures that link CAP to our performance are as follows:

•	Bottles of NERLYNX sold
•	Product revenue, net (which reflects bottles of NERLYNX sold, less gross-to-net deductions)
•	Royalty revenue
•	Cash management
•	Alisertib clinical milestones

Additional information about each of these performance measures and the role of our performance in each of these measures in determining our executive compensation are discussed in greater detail in “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 58	30	42	41	30
Peer Group Total Shareholder Return Amount	125	93	94	90	100
Net Income (Loss)	$ 31,111,000	$ 30,278,000	$ 21,591,000	$ 2,000	$ 29,126,000
Company Selected Measure Amount	204,074,000	195,186,000	203,107,000	200,023,000	189,064,000
PEO Name						Alan H. Auerbach
Measure:: 1
Pay vs Performance Disclosure
Name	Bottles of NERLYNX sold
Measure:: 2
Pay vs Performance Disclosure
Name	Product revenue, net (which reflects bottles of NERLYNX sold, less gross-to-net deductions)
Measure:: 3
Pay vs Performance Disclosure
Name	Royalty revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Cash management
Measure:: 5
Pay vs Performance Disclosure
Name	Alisertib clinical milestones
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,087,062
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,830,211
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	237,656
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,335
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,917
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,500
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,659
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,394
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,863
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,320
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,963